Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2020

SAE-QTLY-0720
1.918363.109

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.8%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 0.4%
China Telecom Corp. Ltd. (H Shares)	13,872,000	$4,601,797
China Tower Corp. Ltd. (H Shares) (a)	7,138,000	1,449,724
China Unicom Ltd.	778,000	452,402
Emirates Telecommunications Corp.	35,503	151,169
HKBN Ltd.	909,500	1,561,913
KT Corp.	54,291	1,069,838
LG Telecom Ltd.	400,125	4,270,295
Magyar Telekom PLC	28,408	35,704
Ooredoo Qsc (b)	62,110	107,451
PT Telekomunikasi Indonesia Tbk Series B	11,592,900	2,501,699
Saudi Telecom Co.	80,146	2,133,813
Telkom SA Ltd.	405,832	410,405
Turk Telekomunikasyon A/S	1,007,763	1,096,774
		19,842,984
Entertainment - 1.0%
Beijing Kunlun Tech Co. Ltd. (A Shares)	160,100	498,206
Bilibili, Inc. ADR (b)(c)	96,529	3,130,435
CD Projekt RED SA	122,426	12,324,857
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	6,100	345,287
Gravity Co. Ltd. ADR (b)	498	25,249
HUYA, Inc. ADR (b)(c)	19,903	308,895
IGG, Inc.	262,000	159,451
International Games Systems Co. Ltd.	188,000	3,512,963
NCSOFT Corp.	609	390,464
NetEase, Inc. ADR	50,389	19,293,948
Nexon Co. Ltd.	199,300	4,150,659
NHN Entertainment Corp. (b)	2,843	201,432
Sea Ltd. ADR (b)	3,184	254,083
Tencent Music Entertainment Group ADR (b)	599,988	7,751,845
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	483,980	2,305,555
		54,653,329
Interactive Media & Services - 5.1%
58.com, Inc. ADR (b)	30,362	1,457,680
Autohome, Inc. ADR Class A (c)	100,783	7,753,236
Baidu.com, Inc. sponsored ADR (b)	125,638	13,386,729
Kakao Corp.	19,564	4,183,836
Mail.Ru Group Ltd. GDR (Reg. S) (b)	303,443	5,419,492
Momo, Inc. ADR	64,300	1,247,420
NAVER Corp.	84,197	15,443,349
Tencent Holdings Ltd.	3,786,989	205,087,678
Wise Talent Information Technology Co. Ltd. (b)	730,400	1,730,555
Yandex NV Series A (b)(c)	513,240	20,647,645
		276,357,620
Media - 0.0%
Cheil Worldwide, Inc.	21,770	293,294
Hyundai HCN	146,658	529,666
INNOCEAN Worldwide, Inc.	1,461	61,302
		884,262
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV Series L sponsored ADR	119,870	1,589,476
Bharti Airtel Ltd. (b)	1,350,372	9,869,924
China Mobile Ltd.	2,825,500	19,978,385
China Mobile Ltd. sponsored ADR	55,644	1,956,443
China United Network Communications Ltd. (A Shares)	9,161,354	6,366,642
Etihad Etisalat Co. (b)	48,936	337,445
Globe Telecom, Inc.	1,795	81,588
Mobile Telecommunications Co. Saudi Arabia (b)	1,098,678	3,141,587
Mobile TeleSystems OJSC sponsored ADR	437,376	3,888,273
SK Telecom Co. Ltd.	12,259	2,152,003
SK Telecom Co. Ltd. sponsored ADR	19,876	382,613
Turkcell Iletisim Hizmet A/S	770,777	1,598,682
VEON Ltd. sponsored ADR	277,792	413,910
		51,756,971

TOTAL COMMUNICATION SERVICES		403,495,166

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.4%
Fuyao Glass Industries Group Co. Ltd. (A Shares)	2,962,633	8,152,455
Huayu Automotive Systems Co. Ltd. (A Shares)	680,634	1,826,213
Hyundai Mobis	52,200	8,388,264
Tianneng Power International Ltd.	1,275,826	1,292,888
Yoo Sung Enterprise	12,785	26,615
		19,686,435
Automobiles - 0.6%
Bajaj Auto Ltd.	238,049	8,534,248
Dongfeng Motor Group Co. Ltd. (H Shares)	1,580,000	999,561
Great Wall Motor Co. Ltd. (H Shares)	833,000	530,514
Hero Motocorp Ltd.	242,904	7,584,947
Hyundai Motor Co.	19,047	1,514,918
Kia Motors Corp.	308,616	8,578,581
Maruti Suzuki India Ltd.	22,078	1,638,453
PT Astra International Tbk	8,233,500	2,694,514
		32,075,736
Diversified Consumer Services - 0.4%
Estacio Participacoes SA	296,182	1,580,733
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	131,161	15,734,074
TAL Education Group ADR (b)	123,670	6,982,408
Visang Education, Inc.	8,025	50,606
		24,347,821
Hotels, Restaurants & Leisure - 0.5%
Haidilao International Holding Ltd. (a)	74,000	359,974
Jubilant Foodworks Ltd.	63,063	1,381,789
Sands China Ltd.	2,621,122	10,296,012
Shangri-La Asia Ltd.	1,892,000	1,628,198
Yum China Holdings, Inc.	302,822	14,032,771
		27,698,744
Household Durables - 1.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	437,800	3,492,708
Haier Electronics Group Co. Ltd.	2,547,349	7,132,274
Haier Smart Home Co. Ltd. (A Shares)	2,045,222	4,742,502
LG Electronics, Inc.	157,144	7,562,910
Midea Group Co. Ltd. (A Shares)	4,648,590	38,440,545
Oppein Home Group, Inc. (A Shares)	72,000	1,221,243
Whirlpool of India Ltd.	1,156	29,734
Zhejiang Supor Cookware Co. Ltd.	902,295	8,558,671
		71,180,587
Internet & Direct Marketing Retail - 6.4%
Alibaba Group Holding Ltd.	35,200	910,163
Alibaba Group Holding Ltd. sponsored ADR (b)	965,718	200,280,256
B2W Companhia Global do Varejo (b)	371,800	6,383,508
Baozun, Inc. sponsored ADR (b)(c)	19,448	515,178
Ctrip.com International Ltd. ADR (b)	110,761	2,942,920
JD.com, Inc. sponsored ADR (b)	1,004,622	54,581,113
MakeMyTrip Ltd. (b)(c)	24,180	374,548
Meituan Dianping Class B (b)	647,600	12,334,220
MercadoLibre, Inc. (b)	15,184	12,931,757
Naspers Ltd. Class N	203,915	33,195,933
Pinduoduo, Inc. ADR (b)	114,200	7,636,554
Prosus NV (b)	22,243	1,856,006
Tongcheng-Elong Holdings Ltd. (b)	1,867,600	3,376,512
Vipshop Holdings Ltd. ADR (b)	465,379	8,069,672
		345,388,340
Multiline Retail - 0.2%
Lojas Renner SA	1,312,778	9,483,648
Magazine Luiza SA	95,316	1,149,408
		10,633,056
Specialty Retail - 0.3%
Lewis Group Ltd.	11,913	9,939
Mr Price Group Ltd.	608,009	4,525,549
Petrobras Distribuidora SA	178,400	723,456
SSI Group, Inc.	417,000	9,336
Zhongsheng Group Holdings Ltd. Class H	2,201,000	11,387,592
		16,655,872
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	9,292	2,464,308
Anta Sports Products Ltd.	1,263,000	11,319,037
CECEP COSTIN New Materials Group Ltd. (b)(d)	741,000	28,678
Fila Holdings Corp.	12,518	390,632
Jinli Group Holdings Ltd.	46,782	11,427
LG Fashion Corp.	7,144	78,563
Li Ning Co. Ltd.	3,019,500	10,229,285
LPP SA	18	30,785
Mavi Jeans Class B (a)(b)	253,105	1,675,750
Pou Chen Corp.	189,000	186,358
Regina Miracle International Holdings Ltd. (a)	577,000	182,173
Shenzhou International Group Holdings Ltd.	857,300	10,316,245
Weiqiao Textile Co. Ltd. (H Shares)	426,500	76,694
		36,989,935

TOTAL CONSUMER DISCRETIONARY		584,656,526

CONSUMER STAPLES - 4.7%
Beverages - 1.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	37,453	101,711
Anheuser-Busch InBev SA NV	68,774	3,209,347
China Resources Beer Holdings Co. Ltd.	2,328,000	12,414,346
Coca-Cola Icecek Sanayi A/S	1,563	9,277
Fomento Economico Mexicano S.A.B. de CV:
unit	691,503	4,676,443
sponsored ADR	155,668	10,540,280
Heineken NV (Bearer)	75,607	6,922,344
Kweichow Moutai Co. Ltd. (A Shares)	107,421	20,568,362
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	862,500	5,725,630
Thai Beverage PCL	10,121,300	4,513,320
Tsingtao Brewery Co. Ltd. (H Shares)	340,000	2,366,234
		71,047,294
Food & Staples Retailing - 1.5%
Avenue Supermarts Ltd. (a)(b)	21,122	633,995
Bim Birlesik Magazalar A/S JSC	1,105,463	10,541,327
C.P. ALL PCL (For. Reg.)	5,971,900	13,235,428
Clicks Group Ltd.	156,218	2,074,600
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	133,900	1,580,313
Dairy Farm International Holdings Ltd.	60,900	256,998
Drogasil SA	466,201	9,561,126
President Chain Store Corp.	573,000	5,649,888
PUREGOLD Price Club, Inc.	2,860,400	2,607,062
Shoprite Holdings Ltd.	523,867	3,109,842
Sun Art Retail Group Ltd.	2,835,500	4,364,636
Wal-Mart de Mexico SA de CV Series V	5,171,200	12,907,886
X5 Retail Group NV GDR (Reg. S)	417,962	12,271,364
Yifeng Pharmacy Chain Co. Ltd.	252,000	2,782,601
		81,577,066
Food Products - 1.3%
Angel Yeast Co. Ltd. (A Shares)	254,234	1,506,044
AVI Ltd.	254,640	1,044,240
Charoen Pokphand Foods PCL (For. Reg.)	2,721,500	2,694,978
China Mengniu Dairy Co. Ltd.	10,261,496	37,010,868
Daesang Corp.	3,291	67,041
Gruma S.A.B. de CV Series B	394,685	3,917,215
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	256,000	1,020,449
JBS SA	1,756,729	7,232,602
Minerva SA (b)	315,049	790,530
Nong Shim Co. Ltd.	1,127	288,576
Ulker Biskuvi Sanayi A/S (b)	52,550	181,658
Unified-President Enterprises Corp.	3,833,000	9,311,035
Universal Robina Corp.	1,081,830	2,807,999
WH Group Ltd. (a)	333,000	289,692
		68,162,927
Household Products - 0.2%
C&S Paper Co. Ltd. (A Shares)	917,000	2,600,453
Hindustan Unilever Ltd.	309,512	8,422,386
Kimberly-Clark de Mexico SA de CV:
Series A	585,400	908,677
Series A sponsored ADR	2,476	19,189
Rubberex Corp. Bhd	230,800	188,993
		12,139,698
Personal Products - 0.4%
Hengan International Group Co. Ltd.	443,000	3,648,137
LG Household & Health Care Ltd.	12,984	14,436,619
Natura & Co. Holding SA	610,100	4,250,795
Organic Tea Cosmetics Holdings Co. Ltd.	4,513	4,102
		22,339,653
Tobacco - 0.0%
PT Gudang Garam Tbk	18,500	61,730

TOTAL CONSUMER STAPLES		255,328,368

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
China Oilfield Services Ltd. (H Shares)	4,372,000	3,827,732
Ezion Holdings Ltd. warrants 4/16/23 (b)(d)	5,020,014	5,579
Tenaris SA sponsored ADR	157,200	1,990,152
Yantai Jereh Oilfield Services (A Shares)	636,100	2,270,879
		8,094,342
Oil, Gas & Consumable Fuels - 2.1%
China Petroleum & Chemical Corp. (H Shares)	13,820,000	6,448,003
China Shenhua Energy Co. Ltd. (H Shares)	260,000	476,243
CNOOC Ltd.	12,985,099	14,834,974
CNOOC Ltd. sponsored ADR	10,900	1,243,908
Compania de Petroleos de Chile SA (COPEC)	538,217	3,395,797
Cosan Ltd. Class A (b)	2,599	33,215
Exxaro Resources Ltd.	126,121	894,616
Gazprom OAO sponsored ADR (Reg. S)	1,618,454	8,988,894
Grupa Lotos SA	4,822	71,578
Lukoil PJSC	49,352	3,712,139
Lukoil PJSC sponsored ADR	316,003	23,460,063
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	155,885	982,106
NOVATEK OAO GDR (Reg. S)	62,586	9,056,194
PetroChina Co. Ltd. (H Shares)	4,036,000	1,392,391
Petroleo Brasileiro SA - Petrobras (ON)	999,600	3,903,766
Polski Koncern Naftowy Orlen SA	233,715	3,889,957
PT Adaro Energy Tbk	20,554,500	1,547,567
PTT Exploration and Production PCL NVDR	1,024,773	2,706,097
QGEP Participacoes SA	30,900	58,484
Reliance Industries Ltd.	1,204,784	23,335,569
Reliance Industries Ltd. rights (b)	84,150	247,091
Susco Public Co. Ltd. unit	267,500	18,669
Tatneft PAO sponsored ADR	34,126	1,535,670
Tupras Turkiye Petrol Rafinerileri A/S (b)	27,268	342,298
		112,575,289

TOTAL ENERGY		120,669,631

FINANCIALS - 11.4%
Banks - 7.4%
Absa Group Ltd.	790,596	3,676,353
Abu Dhabi Islamic Bank (b)	39,990	37,016
Agricultural Bank of China Ltd. (H Shares)	1,597,000	648,113
Akbank TAS (b)	1,585,463	1,321,413
Al Rajhi Bank	200,016	2,992,785
Alpha Bank AE (b)	3,435,810	2,116,726
AMMB Holdings Bhd	69,200	50,458
Arab National Bank	142,017	747,139
Axis Bank Ltd.	790,860	4,026,738
Banco do Brasil SA	1,300,191	7,514,175
Banco Santander Chile sponsored ADR	396,176	6,247,696
Bancolombia SA sponsored ADR	96,686	2,500,300
Bangkok Bank PCL NVDR	106,900	366,303
Bank Al-Jazira	65,767	196,461
Bank Albilad	36,138	208,977
Bank of China Ltd. (H Shares)	41,572,000	15,281,118
Capitec Bank Holdings Ltd.	45,297	2,197,124
China Construction Bank Corp. (H Shares)	50,493,000	39,823,495
China Merchants Bank Co. Ltd.:
(A Shares)	1,155,481	5,475,270
(H Shares)	2,346,500	11,056,852
Chinatrust Financial Holding Co. Ltd.	4,428,000	2,947,666
Commercial International Bank SAE sponsored GDR	758,571	2,928,084
Credicorp Ltd. (United States)	94,219	12,985,263
E.SUN Financial Holdings Co. Ltd.	6,904,128	6,139,511
EFG Eurobank Ergasias SA (b)	48,580	20,492
Emirates NBD Bank PJSC	440,009	1,034,991
Grupo Aval Acciones y Valores SA ADR	79,994	351,174
Grupo Financiero Banorte S.A.B. de CV Series O	5,558,367	16,857,209
Grupo Financiero Inbursa S.A.B. de CV Series O	320,573	219,744
Guaranty Trust Bank PLC GDR (Reg. S)	38,623	108,144
Habib Bank Ltd.	309,900	183,548
Hana Financial Group, Inc.	482,729	11,655,389
HDFC Bank Ltd.	889,783	11,268,249
HDFC Bank Ltd. sponsored ADR	262,152	10,965,818
ICICI Bank Ltd.	920,491	4,028,791
ICICI Bank Ltd. sponsored ADR	2,222,263	19,333,688
Industrial & Commercial Bank of China Ltd. (H Shares)	54,496,000	35,298,033
JSC Halyk Bank of Kazakhstan GDR unit	160,203	1,690,142
Kasikornbank PCL (For. Reg.)	413,900	1,272,109
KB Financial Group, Inc.	320,374	8,788,065
Komercni Banka A/S	71,598	1,532,838
Kotak Mahindra Bank Ltd.	142,458	2,306,310
Krung Thai Bank PCL NVDR	3,037,100	992,953
Malayan Banking Bhd	1,172,025	2,021,895
Mega Financial Holding Co. Ltd.	945,000	969,627
National Bank of Abu Dhabi PJSC (b)	3,632,440	10,957,199
National Bank of Kuwait	1,315,664	3,309,444
National Commercial Bank (e)	175,376	1,746,289
Nova Ljubljanska banka d.d. unit	262,250	2,264,841
OTP Bank PLC	661,046	21,922,916
PT Bank Bukopin Tbk (b)	4,000	41
PT Bank Central Asia Tbk	6,402,500	11,371,997
PT Bank Mandiri (Persero) Tbk	5,772,400	1,773,879
PT Bank Negara Indonesia (Persero) Tbk	7,216,300	1,891,747
PT Bank Rakyat Indonesia Tbk	21,770,100	4,408,112
Qatar National Bank SAQ (b)	441,680	2,144,714
Riyad Bank	62,996	275,062
Sberbank of Russia	3,585,032	10,302,913
Sberbank of Russia sponsored ADR	3,437,241	38,840,823
Shinhan Financial Group Co. Ltd.	157,690	3,873,944
Sinopac Holdings Co.	414,000	163,008
Standard Bank Group Ltd.	562,715	3,275,350
State Bank of India (b)	505,760	1,079,017
TCS Group Holding PLC GDR	127,951	2,221,229
Thanachart Capital PCL (For. Reg.)	723,500	830,171
TISCO Financial Group PCL	682,700	1,609,635
Turkiye Garanti Bankasi A/S (b)	2,924,407	3,349,768
Turkiye Halk Bankasi A/S (b)	289,353	225,481
Turkiye Is Bankasi A/S Series C (b)	5,487,232	3,978,585
Turkiye Vakiflar Bankasi TAO (b)	3,823,822	2,604,478
United Bank Ltd.	2,974,195	1,756,261
Yapi ve Kredi Bankasi A/S (b)	1,580,932	537,244
		399,098,393
Capital Markets - 0.4%
BM&F BOVESPA SA	1,564,413	13,353,637
CITIC Securities Co. Ltd. (H Shares)	799,500	1,452,021
Hong Kong Exchanges and Clearing Ltd.	24,600	865,758
Huatai Securities Co. Ltd. (H Shares) (a)	1,057,800	1,669,654
Korea Investment Holdings Co. Ltd.	4,137	176,943
Moscow Exchange MICEX-RTS OAO	1,050,785	1,707,278
Noah Holdings Ltd. sponsored ADR (b)(c)	18,322	486,083
Samsung Securities Co. Ltd.	3,829	86,857
XP, Inc. Class A (b)	53,355	1,619,858
		21,418,089
Consumer Finance - 0.1%
Compartamos S.A.B. de CV	284,714	117,612
Shriram Transport Finance Co. Ltd.	923,995	6,994,277
		7,111,889
Diversified Financial Services - 0.3%
Alexander Forbes Group Holdings Ltd.	888	202
Aseer Trading Tourism & Manufacturing Co. (b)	13,468	30,156
Chailease Holding Co. Ltd.	429,000	1,667,673
FirstRand Ltd.	2,755,448	6,327,845
Haci Omer Sabanci Holding A/S	879,341	1,069,068
Power Finance Corp. Ltd.	21,275	21,161
Rec Ltd.	826,684	968,228
Yuanta Financial Holding Co. Ltd.	14,674,000	7,956,639
		18,040,972
Insurance - 2.7%
AIA Group Ltd.	5,120,384	42,016,757
BB Seguridade Participacoes SA	1,295,023	6,134,996
Cathay Financial Holding Co. Ltd.	767,738	1,025,990
China Life Insurance Co. Ltd. (b)	299,000	207,022
China Life Insurance Co. Ltd. (H Shares)	3,769,000	7,141,964
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,310,200	3,641,709
FPC Par Corretora de Seguros	17,800	31,422
Fubon Financial Holding Co. Ltd.	2,512,000	3,553,966
Hyundai Fire & Marine Insurance Co. Ltd.	263,611	5,188,140
IRB Brasil Resseguros SA	219,900	342,029
Liberty Holdings Ltd.	494,964	1,759,793
MMI Holdings Ltd.	1,647,333	1,617,515
Old Mutual Ltd.	760,307	487,866
PICC Property & Casualty Co. Ltd. (H Shares)	338,000	295,725
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,762,000	47,125,359
Porto Seguro SA	489,321	4,337,253
Powszechny Zaklad Ubezpieczen SA	496,894	3,696,617
Qualitas Controladora S.A.B. de CV	96,305	382,883
Samsung Fire & Marine Insurance Co. Ltd.	32,045	4,746,348
Sanlam Ltd.	2,888,287	9,329,183
Sul America SA unit	279,402	2,348,290
		145,410,827
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	854,654	18,752,536
LIC Housing Finance Ltd.	1,548,355	4,905,872
		23,658,408

TOTAL FINANCIALS		614,738,578

HEALTH CARE - 1.4%
Biotechnology - 0.2%
Hualan Biological Engineer, Inc. (A Shares)	424,430	2,448,846
Innovent Biologics, Inc. (a)(b)	1,249,500	6,861,602
		9,310,448
Health Care Equipment & Supplies - 0.1%
Hartalega Holdings Bhd	71,000	204,794
Peijia Medical Ltd. (a)(b)	167,000	549,423
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	132,000	5,156,272
Top Glove Corp. Bhd	503,000	1,538,792
		7,449,281
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd. (A Shares)	78,910	432,956
Hapvida Participacoes e Investimentos SA (a)	573,500	5,895,885
Qualicorp Consultoria E Corret	229,832	1,021,610
Selcuk Ecza Deposu Tic A/S	122,624	146,567
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	705,300	1,118,099
Sinopharm Group Co. Ltd. (H Shares)	712,100	1,758,687
		10,373,804
Life Sciences Tools & Services - 0.2%
Pharmaron Beijing Co. Ltd. (H Shares) (a)	142,000	1,161,032
WuXi AppTec Co. Ltd.	40,337	601,897
WuXi AppTec Co. Ltd. (H Shares) (a)	264,264	2,810,796
Wuxi Biologics (Cayman), Inc. (a)(b)	309,000	4,879,654
		9,453,379
Pharmaceuticals - 0.7%
Alembic Pharmaceuticals Ltd. (b)	4,278	49,293
Aurobindo Pharma Ltd.	171,185	1,688,302
Cipla Ltd.	50,801	435,509
CSPC Pharmaceutical Group Ltd.	1,440,000	2,838,662
Dong-A St. Co. Ltd.	519	36,561
DongKook Pharmaceutical Co. Ltd.	663	51,871
Dr. Reddy's Laboratories Ltd.	96,601	5,201,243
Hansoh Pharmaceutical Group Co. Ltd. (a)	1,416,000	6,187,519
J.B. Chemicals & Pharmaceuticals Ltd.	5,061	45,663
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	120,710	1,331,028
Lijun International Pharmaceutical Holding Ltd.	698,000	430,312
PT Kalbe Farma Tbk	35,808,056	3,468,063
Richter Gedeon PLC	412,895	8,992,379
Sino Biopharmaceutical Ltd.	3,436,000	5,429,333
Yunnan Baiyao Group Co. Ltd. (A Shares)	159,100	1,965,664
		38,151,402

TOTAL HEALTH CARE		74,738,314

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.1%
Elbit Systems Ltd. (Israel)	27,200	3,780,037
Air Freight & Logistics - 0.0%
Hyundai Glovis Co. Ltd.	1,943	178,192
Airlines - 0.0%
Azul SA sponsored ADR (b)(c)	32,566	259,877
Wizz Air Holdings PLC (a)(b)	606	24,548
		284,425
Building Products - 0.0%
Trakya Cam Sanayii A/S	328,594	154,984
Commercial Services & Supplies - 0.0%
Country Garden Services Holdings Co. Ltd.	319,502	1,513,802
Frontken Corp. BHD	248,800	139,065
		1,652,867
Construction & Engineering - 0.3%
China Communications Construction Co. Ltd. (H Shares)	2,213,000	1,415,441
China Communications Services Corp. Ltd. (H Shares)	1,926,000	1,284,409
China National Chemical Engineering Co. Ltd. (A Shares)	3,939,592	3,068,988
China Railway Construction Corp. Ltd. (H Shares)	2,992,500	2,686,924
Daelim Industrial Co.	23,895	1,789,968
Larsen & Toubro Ltd.	403,363	4,973,681
Orascom Construction PLC	1,460	6,121
Sinopec Engineering Group Co. Ltd. (H Shares)	618,500	260,075
Tekfen Holding A/S	773,855	1,588,063
		17,073,670
Electrical Equipment - 0.1%
DONGYANG E&P, Inc.	21,665	232,976
Polycab India Ltd.	41,498	372,908
Weg SA	284,041	2,226,531
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	685,000	1,782,387
		4,614,802
Industrial Conglomerates - 0.3%
Astra Industrial Group (b)	3,085	13,421
Fosun International Ltd.	1,508,000	1,951,930
Hanwha Corp.	50,367	821,634
Hong Leong Industries Bhd	3,000	5,748
Industries Qatar QSC (b)	243,150	525,567
Koc Holding A/S	967,115	2,286,398
LG Corp.	41,364	2,118,304
Mannai Corp. (b)	86,440	70,985
SM Investments Corp.	319,900	5,799,653
		13,593,640
Machinery - 0.7%
Airtac International Group	370,000	6,358,237
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	5,541	98,035
Estun Automation Co. Ltd. (A Shares)	556,400	774,895
HIWIN Technologies Corp.	402,270	4,114,110
Lonking Holdings Ltd.	7,086,000	2,396,442
Sany Heavy Industry Co. Ltd. (A Shares)	2,123,511	5,453,635
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,724,400	8,294,322
Sinotruk Hong Kong Ltd.	1,614,983	3,936,512
Techtronic Industries Co. Ltd.	151,000	1,317,307
Tian Di Science & Technology Co. Ltd. (A Shares)	333,700	135,589
Weichai Power Co. Ltd.:
(A Shares)	516,300	943,298
(H Shares)	2,506,000	4,341,228
XCMG Construction Machinery Co. Ltd. (A Shares)	1,398,600	1,150,272
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	538,000	442,687
		39,756,569
Marine - 0.0%
Costamare, Inc.	9,179	42,223
Qatar Navigation QPSC (b)	6,188	9,767
		51,990
Professional Services - 0.0%
51job, Inc. sponsored ADR (b)	15,840	1,021,522
Sporton International, Inc.	271,000	1,763,322
		2,784,844
Road & Rail - 0.2%
Globaltrans Investment PLC GDR (Reg. S)	49,724	274,974
Localiza Rent A Car SA	223,665	1,612,846
Rumo SA (b)	1,589,200	6,709,645
United International Transportation Co.	267,636	1,959,529
		10,556,994
Trading Companies & Distributors - 0.0%
Al Hassan Ghazi Ibrahim Shaker Co. (b)	13,536	29,551
CCS Supply Chain Management Co. Ltd. A Shares	88,072	74,656
		104,207
Transportation Infrastructure - 0.5%
Airports of Thailand PCL (For. Reg.)	2,886,300	5,625,608
DP World Ltd.	260,751	4,106,828
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	18,743	1,943,087
Grupo Aeroportuario Norte S.A.B. de CV	676,388	2,977,089
Shanghai International Airport Co. Ltd. (A Shares)	993,542	10,077,061
Zhejiang Expressway Co. Ltd. (H Shares)	1,226,000	863,646
		25,593,319

TOTAL INDUSTRIALS		120,180,540

INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 0.1%
Accton Technology Corp.	705,000	5,681,120
Electronic Equipment & Components - 1.8%
Argosy Research, Inc.	34,000	115,152
AU Optronics Corp.	910,000	231,292
AVIC Jonhon OptronicTechnology Co. Ltd.	424,529	2,080,042
Chaozhou Three-Circle Group Co. (A Shares)	244,300	680,812
China Railway Signal & Communications Corp. (H Shares) (a)	1,010,000	447,894
Coretronic Corp.	106,400	110,060
Delta Electronics, Inc.	962,000	4,429,777
FLEXium Interconnect, Inc.	380,000	1,375,755
Foxconn Industrial Internet Co. Ltd. (A Shares)	175,500	329,743
Foxconn Technology Co. Ltd.	31,000	55,754
General Interface Solution Holding Ltd.	45,000	170,426
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	930,303	3,580,570
Hollysys Automation Technologies Ltd.	24,045	300,322
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,477,626	23,971,572
INTOPS Co. Ltd.	30,521	256,375
Largan Precision Co. Ltd.	221,000	28,280,390
LG Display Co. Ltd. (b)	111,198	927,648
LG Innotek Co. Ltd.	54,158	6,483,224
Pinnacle Technology Holdings Ltd.	11,198	3,506
Redington India Ltd.	26,941	30,895
Samsung SDI Co. Ltd.	25,230	7,351,029
Simplo Technology Co. Ltd.	31,000	331,009
Sirtec International Co. Ltd.	5,000	4,838
Sunny Optical Technology Group Co. Ltd.	345,200	4,639,106
Synnex Technology International Corp.	132,000	195,562
Unimicron Technology Corp.	3,469,000	4,641,693
Yageo Corp.	115,600	1,429,137
Zhen Ding Technology Holding Ltd.	888,000	3,540,859
		95,994,442
IT Services - 0.9%
Dongbu Co. Ltd. (b)	66,875	40,652
HCL Technologies Ltd.	711,600	5,178,995
Hexaware Technologies Ltd.	465,190	1,561,298
Infosys Ltd.	713,134	6,517,765
Infosys Ltd. sponsored ADR	1,824,381	16,601,867
Mphasis BFL Ltd.	69,476	791,156
Network International Holdings PLC (a)	309,658	1,776,759
NIIT Ltd. (b)	14,423	17,036
PagSeguro Digital Ltd. (b)	107,288	3,404,248
QIWI PLC Class B sponsored ADR	16,212	226,076
Sonata Software Ltd.	6,875	18,450
StoneCo Ltd. Class A (b)	71,627	2,269,143
Tata Consultancy Services Ltd.	335,270	8,746,376
Wipro Ltd.	704,161	1,983,083
WNS Holdings Ltd. sponsored ADR (b)	24,362	1,177,659
		50,310,563
Semiconductors & Semiconductor Equipment - 5.0%
ASE Technology Holding Co. Ltd.	1,695,000	3,494,664
Dongbu HiTek Co. Ltd.	29,703	689,450
Elan Microelectronics Corp.	69,000	230,238
Everlight Electronics Co. Ltd.	73,000	75,511
King Yuan Electronics Co. Ltd.	1,125,000	1,129,918
Kinsus Interconnect Technology Corp.	252,000	404,878
Malaysian Pacific Industries BHD	12,286	31,086
MediaTek, Inc.	1,912,900	29,552,961
Nanya Technology Corp.	196,000	391,097
Novatek Microelectronics Corp.	12,000	82,085
Opto Technology Corp.	90,000	63,516
Phison Electronics Corp.	202,000	1,853,582
Powertech Technology, Inc.	719,000	2,327,171
Radiant Opto-Electronics Corp.	250,000	859,221
Realtek Semiconductor Corp.	695,000	5,994,778
Semiconductor Manufacturing International Corp. (b)	201,500	441,767
Silicon Motion Technology Corp. sponsored ADR	8,585	386,926
Sino-American Silicon Products, Inc.	36,000	105,469
SK Hynix, Inc.	890,539	58,904,296
Sonix Technology Co. Ltd.	222,000	427,422
Taiwan Semiconductor Manufacturing Co. Ltd.	12,461,900	121,371,925
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,822	31,900,261
Topco Scientific Co. Ltd.	106,000	367,847
United Microelectronics Corp.	9,600,000	4,964,426
United Microelectronics Corp. sponsored ADR	353,437	894,196
Vanguard International Semiconductor Corp.	549,000	1,346,441
Win Semiconductors Corp.	142,000	1,217,725
		269,508,857
Software - 0.2%
Asseco Poland SA	16,805	305,846
Globant SA (b)	37,787	5,298,115
Kingsoft Corp. Ltd.	256,000	835,501
Mix Telematics Ltd. sponsored ADR	5,794	49,539
Nucleus Software Exports Ltd. (b)	31,536	100,775
Totvs SA	664,800	2,505,318
		9,095,094
Technology Hardware, Storage & Peripherals - 3.1%
ASROCK, Inc.	94,000	442,257
ASUSTeK Computer, Inc.	98,000	688,345
Avalue Technology, Inc.	24,000	53,335
Catcher Technology Co. Ltd.	318,000	2,313,190
Chicony Electronics Co. Ltd.	92,000	264,006
Compal Electronics, Inc.	392,000	249,831
Inventec Corp.	70,000	56,992
Lenovo Group Ltd.	6,502,000	3,555,631
Lite-On Technology Corp.	1,710,000	2,744,536
Pegatron Corp.	2,433,000	5,236,361
Quanta Computer, Inc.	242,000	565,251
Samsung Electronics Co. Ltd.	3,646,331	150,037,724
Wistron Corp.	193,000	184,184
		166,391,643

TOTAL INFORMATION TECHNOLOGY		596,981,719

MATERIALS - 2.9%
Chemicals - 0.4%
China Sanjiang Fine Chemicals Ltd.	424,000	82,512
LG Chemical Ltd.	44,407	14,073,720
PhosAgro OJSC GDR (Reg. S)	42,823	590,957
Sinofert Holdings Ltd.	2,716,000	225,496
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	179,495	4,374,293
Solar Industries India Ltd. (b)	116,000	1,369,047
Taekwang Industrial Co. Ltd.	168	100,897
		20,816,922
Construction Materials - 0.5%
Anhui Conch Cement Co. Ltd.:
(A Shares)	169,500	1,348,923
(H Shares)	2,264,000	17,071,683
Asia Cement (China) Holdings Corp.	259,584	298,450
CEMEX S.A.B. de CV sponsored ADR	974,400	2,338,560
China National Building Materials Co. Ltd. (H Shares)	3,108,442	3,526,496
China Resources Cement Holdings Ltd.	792,165	1,000,835
Eastern Province Cement Co.	23,628	163,559
Gansu Qilianshan Cement Group Co. Ltd. (A Shares)	960,100	2,149,623
JK Cement Ltd.	124,500	1,923,859
West China Cement Ltd.	346,000	64,742
		29,886,730
Containers & Packaging - 0.0%
Anadolu Cam Sanayii A/S	134,325	83,228
Bio Pappel S.A.B. de CV (b)	24,738	18,207
Klabin SA unit	357,294	1,319,691
		1,421,126
Metals & Mining - 1.8%
Alrosa Co. Ltd.	2,958,260	2,775,636
Anglo American Platinum Ltd.	37,024	2,347,603
AngloGold Ashanti Ltd.	339,752	8,279,011
AngloGold Ashanti Ltd. sponsored ADR	7,712	189,407
Ann Joo Resources Bhd	500	84
Eregli Demir ve Celik Fabrikalari T.A.S.	87,253	102,884
Gold Fields Ltd. sponsored ADR	109,025	841,673
Grupo Mexico SA de CV Series B	753,302	1,612,969
Hindalco Industries Ltd.	1,336,169	2,453,899
Impala Platinum Holdings Ltd.	1,259,839	8,407,346
KGHM Polska Miedz SA (Bearer) (b)	66,197	1,423,936
KISCO Corp.	6,262	22,362
Korea Zinc Co. Ltd.	17,179	5,270,188
Koza Altin Isletmeleri A/S (b)	38,232	414,969
Kumba Iron Ore Ltd.	93,581	2,527,339
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)	37,183	275,154
MMC Norilsk Nickel PJSC sponsored ADR	586,997	18,390,616
Nanjing Iron & Steel Co. Ltd.	400,200	151,955
Novolipetsk Steel OJSC GDR (Reg. S)	13,675	262,834
Polyus PJSC	8,916	1,479,567
Polyus PJSC unit	18,417	1,521,244
POSCO	51,757	7,653,517
POSCO sponsored ADR	38,470	1,419,928
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	784,304	361,534
Sheng Yu Steel Co. Ltd.	30,418	16,341
Sibanye Stillwater Ltd. (b)	1,170,193	2,148,933
Southern Copper Corp.	97,969	3,556,275
Ternium SA sponsored ADR	295,274	4,691,904
Vale SA (b)	294,000	2,920,001
Vale SA sponsored ADR (b)	1,345,763	13,134,647
Zijin Mining Group Co. Ltd. (H Shares)	238,000	95,048
		94,748,804
Paper & Forest Products - 0.2%
Duratex SA	181,951	366,882
Suzano Papel e Celulose SA	1,405,100	9,968,908
		10,335,790

TOTAL MATERIALS		157,209,372

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Concentradora Fibra Danhos SA de CV	12,699	11,734
Fibra Uno Administracion SA de CV	17,167	13,091
Link (REIT)	176,400	1,332,117
Macquarie Mexican (REIT) (a)	9,672	10,324
Musharaka Real Estate Income Fund	13,897	29,230
		1,396,496
Real Estate Management & Development - 1.1%
Agile Property Holdings Ltd.	3,329,238	3,455,279
Aldar Properties PJSC (b)	1,478,311	696,263
Ayala Land, Inc.	9,509,700	6,029,530
BR Malls Participacoes SA	128,181	235,642
BR Properties SA	9,285	15,016
Central China Real Estate Ltd.	137,925	69,090
China Overseas Grand Oceans Group Ltd.	656,000	351,608
China Overseas Land and Investment Ltd.	2,186,000	6,703,981
China Resources Land Ltd.	464,000	1,850,344
China South City Holdings Ltd.	497,873	45,848
China Vanke Co. Ltd.:
(A Shares)	228,097	821,338
(H Shares)	298,300	973,798
Country Garden Holdings Co. Ltd.	6,702,000	8,389,184
Dar Al Arkan Real Estate Development Co. (b)	628,005	1,143,651
Emaar Properties PJSC	4,578,287	3,116,050
Gemdale Properties and Investment Corp. Ltd.	628,000	93,885
Greenland Holdings Corp. Ltd. (A Shares)	4,580,263	3,433,312
Greenland Hong Kong Holdings Ltd.	133,366	43,654
Hang Lung Properties Ltd.	650,000	1,375,697
Hopson Development Holdings Ltd.	24,545	26,482
K Wah International Holdings Ltd.	409,123	168,600
KSL Holdings Bhd (b)	105,100	16,076
KWG Property Holding Ltd.	980,500	1,376,756
Logan Property Holdings Co. Ltd.	549,692	826,152
Longfor Properties Co. Ltd. (a)	851,048	3,891,959
Poly Property Group Co. Ltd.	532,686	171,078
Powerlong Real Estate Holding Ltd.	378,417	211,427
PT Puradelta Lestari TBK	5,453,700	52,260
Risesun Real Estate Development Co. Ltd. (A Shares)	3,065,444	3,345,800
Road King Infrastructure Ltd.	155,966	203,455
Sansiri PCL (For. Reg.)	6,763,900	165,855
Shanghai Shimao Co. Ltd. (A Shares)	1,476,815	887,672
Shimao Property Holdings Ltd.	869,778	3,647,714
Shui On Land Ltd.	360,500	59,805
Sun Hung Kai Properties Ltd.	149,000	1,745,187
Sunac China Holdings Ltd.	370,000	1,563,994
United Development Co. (b)	229,244	73,476
		57,276,918

TOTAL REAL ESTATE		58,673,414

UTILITIES - 0.5%
Electric Utilities - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	181,000	909,512
CPFL Energia SA	222,000	1,341,660
EDP Energias do Brasil SA	693,537	2,296,497
Enersis SA	14,466,654	2,105,654
Enersis SA sponsored ADR	113,466	841,918
Equatorial Energia SA	558,152	2,097,136
Polska Grupa Energetyczna SA (b)	195,906	236,198
Saudi Electricity Co.	145,207	653,354
Tenaga Nasional Bhd	994,630	2,576,086
		13,058,015
Gas Utilities - 0.2%
China Gas Holdings Ltd.	1,894,200	6,696,662
China Resource Gas Group Ltd.	246,000	1,347,648
Daesung Energy Co. Ltd.	20,047	77,852
ENN Energy Holdings Ltd.	307,800	3,613,576
Gujarat State Petronet Ltd.	7,065	18,456
PT Perusahaan Gas Negara Tbk Series B	712,900	41,964
Samchully Co. Ltd.	279	14,741
		11,810,899
Independent Power and Renewable Electricity Producers - 0.0%
Benpres Holdings Corp.	124,600	5,925
Huadian Power International Corp. Ltd. (H Shares)	1,220,000	375,714
		381,639
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	91,100	927,338
SIIC Environment Holdings Ltd.	249,000	41,036
		968,374

TOTAL UTILITIES		26,218,927

TOTAL COMMON STOCKS
(Cost $2,700,746,038)		3,012,890,555

Nonconvertible Preferred Stocks - 1.4%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	139,340	1,230,907
Telefonica Brasil SA sponsored ADR	423,200	3,711,464
		4,942,371
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	217,500	829,029
(PN) sponsored ADR (non-vtg.) (c)	250,413	1,888,114
sponsored ADR	1,266,946	9,666,798
		12,383,941
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	1,480,431	5,257,232
Banco do Estado Rio Grande do Sul SA	4,800	11,280
Itau Unibanco Holding SA	4,731,136	20,427,145
Itau Unibanco Holding SA sponsored ADR	1,230,042	5,227,679
Itausa-Investimentos Itau SA (PN)	4,168,366	6,920,848
Sberbank of Russia	109,335	282,265
		38,126,449
INDUSTRIALS - 0.0%
Airlines - 0.0%
Azul SA (b)	665,500	1,780,886
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	484,882	16,862,552
UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Paranaense de Energia-Copel (PN-B)	116,800	1,385,499
Water Utilities - 0.0%
Cia de Saneamento do Parana	327,210	326,211
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	30,784	308,764
		634,975

TOTAL UTILITIES		2,020,474

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $97,472,360)		76,116,673

Equity Funds - 36.7%
Diversified Emerging Markets Funds - 36.7%
Aberdeen Emerging Markets Fund Institutional Service Class	8,065,105	107,185,251
Brandes Emerging Markets Value Fund Class A	11,558,244	77,209,071
Fidelity Emerging Markets Fund (f)	12,578,832	405,541,545
Fidelity SAI Emerging Markets Index Fund (f)	38,815,454	469,666,984
Fidelity SAI Emerging Markets Low Volatility Index Fund (f)	36,958,060	319,687,218
GMO Emerging Markets Fund - Class III	1,924,381	55,730,062
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	7,939,445	162,282,265
Invesco Oppenheimer Developing Markets Fund Class R6	3,164,151	122,326,088
Invesco Oppenheimer Emerging Markets Innovators Fund Class R6 (b)	4,679,444	45,437,405
iShares MSCI China ETF (c)	1,959,010	119,499,610
iShares MSCI EM ESG Optimized ETF (c)	209,609	6,336,480
iShares MSCI South Korea Index ETF	373,835	20,022,603
Lazard Emerging Markets Equity Portfolio Open Shares	2,147,890	31,165,890
Matthews Korea Fund Investor Class	6,983,487	27,235,601
Matthews Pacific Tiger Fund Investor Class	128	3,178
Xtrackers Harvest CSI 300 China ETF Class A (c)	473,669	12,898,007
TOTAL EQUITY FUNDS
(Cost $1,866,161,141)		1,982,227,258

Other - 0.1%
Commodity Funds - Broad Basket - 0.1%
Fidelity SAI Inflation-Focused Fund (f)
(Cost $6,500,000)	831,202	7,015,345

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.63% 6/4/20 to 8/27/20 (g)
(Cost $24,114,224)	24,120,000	24,114,388

Money Market Funds - 6.6%
Fidelity Securities Lending Cash Central Fund 0.10% (h)(i)	83,775,886	83,784,264
State Street Institutional U.S. Government Money Market Fund Premier Class .12% (j)	268,687,672	268,687,672
TOTAL MONEY MARKET FUNDS
(Cost $352,471,936)		352,471,936
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $5,047,465,699)		5,454,836,155
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(57,134,989)
NET ASSETS - 100%		$5,397,701,166

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,748	June 2020	$221,470,460	$26,802,887	$26,802,887

The notional amount of futures purchased as a percentage of Net Assets is 4.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,758,357 or 0.8% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Affiliated Fund

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,282,410.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

 (j) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,032
Fidelity Securities Lending Cash Central Fund	406,781
Total	$409,813

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$398,711,045	$12,000,002	$--	$--	$--	$(5,169,502)	$405,541,545
Fidelity SAI Emerging Markets Index Fund	--	429,999,992	--	--	--	39,666,992	469,666,984
Fidelity SAI Emerging Markets Low Volatility Index Fund	232,700,499	99,000,001	--	--	--	(12,013,282)	319,687,218
Fidelity SAI Inflation-Focused Fund	--	6,500,000	--	--	--	515,345	7,015,345
Total	$631,411,544	$547,499,995	$--	$--	$--	$22,999,553	$1,201,911,092

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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